Convertible Notes - Schedule of Changes in Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Fair Value [Abstract]
Balance	$ 4,372	$ 7,405	$ 6,472
Conversion of the convertible notes raised in 2021 into preferred D-2 shares(1,086			(1,086)
Changes in fair value	4,936	(3,483)	2,019
Balance		4,372	7,405
Issuance of additional 2020 Notes		450
Conversion into Ordinary Shares upon IPO	$ 9,308		$ 1,086